Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of right-of-use assets
			Cost					Accumulated depreciation			Net book value
	Balance at beginning of year	Additions during year	Derecognition during Year	Foreign currency translation reserve	Balance at end of year	Balance at beginning of year	Additions during year	Derecognition during Year	Foreign currency translation reserve	Balance at end of year	Balance at end of year
Composition in 2022:
Offices	328	166	(291)	(37)	166	227	93	(291)	(29)	-	166
	328	166	(291)	(37)	166	227	93	(291)	(29)	-	166
Composition in 2021:
Offices	332	-	-	(4)	328	124	106	-	(3)	227	101
	332	-	-	(4)	328	124	106	-	(3)	227	101
Composition in 2020:
Offices	304	-	-	28	332	16	99	-	9	124	208
	304	-	-	28	332	16	99	-	9	124	208

Schedule of lease liabilities
	Balance at beginning of year	Additions during year	Interest expense during year	Payments during year	Translation adjustment	Balance at end of year
	in USD thousands
Composition in 2022 -
Offices	127	166	3	(120)	(10)	166
Total	127	166	3	(120)	(10)	166
Composition in 2021 -
Offices	219	-	7	(103)	4	127
Total	219	-	7	(103)	4	127
Composition in 2020
Offices	288	-	10	(96)	17	219
Total	288	-	10	(96)	17	219

Schedule of composition of lease liabilities
	As of December 31
	2022	2021
	in USD thousands
Composition of lease liabilities:
Current lease liabilities
Offices	78	127
	78	127
Non-current lease liabilities
Offices	88	-
	88	-
Total	166	127

Schedule of future lease payments
Total
Year:	in USD thousands
2023	85
2024	94
179